Income tax - Current and deferred (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Income tax
Current tax expense	$ 15,293	¥ 108,290	¥ 75,948	¥ 72,591
Deferred tax expense	(1,017)	(7,206)	(14,688)	(9,935)
Total income tax expense	$ 14,276	¥ 101,084	¥ 61,260	¥ 62,656